GOODWILL (Tables)	12 Months Ended
Dec. 31, 2020
GOODWILL
Schedule of changes in the net carrying amount of goodwill

	2020	2019
Cost
Balance at beginning of year	$583.5	$583.5
Business acquisitions	23.1	—
Balance at end of year	606.6	583.5

Accumulated impairment losses
Balance at beginning and at end of year	68.5	68.5
Net carrying amount	$538.1	$515.0

Schedule of determination of recoverable amounts in the impairment tests performed in significant CGU groups

	2020		2019
	Pre-tax discount	Perpetual	Pre-tax discount	Perpetual
CGU group	rate (WACC)	growth rate	rate (WACC)	growth rate
Telecommunications[1]	8.5%	2.0%	9.0%	2.5%
[1]	In 2020 and 2019, the recoverable amounts of the CGU were based on value in use, using the discounted cash flow method.